UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     October 20, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $90,271 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      411     8300 SH       SOLE                        0     8300        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     2039    54700 SH       SOLE                        0    54700        0
APPLE INC                      COM              037833100      273     1475 SH       SOLE                        0     1475        0
AT&T INC                       COM              00206R102      519    19231 SH       SOLE                        0    19231        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      218     5559 SH       SOLE                        0     5559        0
BP PLC                         SPONSORED ADR    055622104      452     8490 SH       SOLE                        0     8490        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      926    19133 SH       SOLE                        0    19133        0
CELGENE CORP                   COM              151020104      419     7500 SH       SOLE                        0     7500        0
CERNER CORP                    COM              156782104     3362    44950 SH       SOLE                        0    44950        0
CISCO SYS INC                  COM              17275R102     5032   213760 SH       SOLE                        0   213760        0
COCA COLA CO                   COM              191216100      222     4144 SH       SOLE                        0     4144        0
CONOCOPHILLIPS                 COM              20825C104      955    21150 SH       SOLE                        0    21150        0
CONSOLIDATED EDISON INC        COM              209115104     1873    45752 SH       SOLE                        0    45752        0
DANAHER CORP DEL               COM              235851102      525     7800 SH       SOLE                        0     7800        0
DEVON ENERGY CORP NEW          COM              25179M103     1042    15475 SH       SOLE                        0    15475        0
EATON CORP                     COM              278058102     2503    44230 SH       SOLE                        0    44230        0
EV3 INC                        COM              26928A200     2082   169125 SH       SOLE                        0   169125        0
EXXON MOBIL CORP               COM              30231G102     2164    31536 SH       SOLE                        0    31536        0
FPL GROUP INC                  COM              302571104      210     3800 SH       SOLE                        0     3800        0
GENERAL ELECTRIC CO            COM              369604103      846    51552 SH       SOLE                        0    51552        0
HANSEN MEDICAL INC             COM              411307101       59    17000 SH       SOLE                        0    17000        0
HEINZ H J CO                   COM              423074103      352     8850 SH       SOLE                        0     8850        0
ILLINOIS TOOL WKS INC          COM              452308109     2655    62175 SH       SOLE                        0    62175        0
INTEL CORP                     COM              458140100      853    43607 SH       SOLE                        0    43607        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      319     2668 SH       SOLE                        0     2668        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     2261     8620 SH       SOLE                        0     8620        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      405     3935 SH       SOLE                        0     3935        0
JOHNSON & JOHNSON              COM              478160104     2242    36819 SH       SOLE                        0    36819        0
KIMBERLY CLARK CORP            COM              494368103      852    14438 SH       SOLE                        0    14438        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     1890   270370 SH       SOLE                        0   270370        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2516    31330 SH       SOLE                        0    31330        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       28    20000 SH       SOLE                        0    20000        0
LOWES COS INC                  COM              548661107     3193   152470 SH       SOLE                        0   152470        0
MEDTRONIC INC                  COM              585055106     3034    82450 SH       SOLE                        0    82450        0
MICROSOFT CORP                 COM              594918104     3668   142602 SH       SOLE                        0   142602        0
NEWMONT MINING CORP            COM              651639106      467    10600 SH       SOLE                        0    10600        0
NIKE INC                       CL B             654106103     2749    42485 SH       SOLE                        0    42485        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      195    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     1307    35375 SH       SOLE                        0    35375        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      145    13800 SH       SOLE                        0    13800        0
PENN WEST ENERGY TR            TR UNIT          707885109      239    15100 SH       SOLE                        0    15100        0
PEPSICO INC                    COM              713448108     5195    88569 SH       SOLE                        0    88569        0
PITNEY BOWES INC               COM              724479100     1893    76184 SH       SOLE                        0    76184        0
PROCTER & GAMBLE CO            COM              742718109     4115    71048 SH       SOLE                        0    71048        0
SCHLUMBERGER LTD               COM              806857108      209     3508 SH       SOLE                        0     3508        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1114    11275 SH       SOLE                        0    11275        0
SYSCO CORP                     COM              871829107     3197   128665 SH       SOLE                        0   128665        0
TARGET CORP                    COM              87612E106      733    15710 SH       SOLE                        0    15710        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4618    91340 SH       SOLE                        0    91340        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      220     5029 SH       SOLE                        0     5029        0
TIFFANY & CO NEW               COM              886547108      211     5467 SH       SOLE                        0     5467        0
TRAVELERS COMPANIES INC        COM              89417E109     3364    68328 SH       SOLE                        0    68328        0
UNITED TECHNOLOGIES CORP       COM              913017109     3176    52130 SH       SOLE                        0    52130        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3242   107104 SH       SOLE                        0   107104        0
WALGREEN CO                    COM              931422109      221     5900 SH       SOLE                        0     5900        0
WELLS FARGO & CO NEW           COM              949746101     2999   106412 SH       SOLE                        0   106412        0
ZIMMER HLDGS INC               COM              98956P102      262     4900 SH       SOLE                        0     4900        0